Janus Henderson Balanced Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 10.7%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.6630%, 9/15/34ž,‡	$11,417,538	$11,363,930
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	9,604,145	9,577,023
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	678,928	665,110
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	682,020	662,351
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,983,115	1,862,789
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	4,117,415	4,008,232
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	24,104,739	23,623,584
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	26,600,012	25,649,622
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	2,905,115	2,565,124
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.0524%, 7/20/37ž,‡	20,395,209	20,458,346
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.9148%, 10/24/36ž,‡	29,842,000	30,072,189
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.0140%, 7/18/34ž,‡	5,454,000	5,462,351
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	1,413,777	1,408,910
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	8,221,000	8,179,596
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.8228%, 1/22/35ž,‡	24,995,203	24,997,443
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	32,899,069	33,105,172
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	5,292,308	5,324,179
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,419,803
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4996%, 1/27/50ž,‡	9,329,952	7,780,560
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.3063%, 11/27/48ž,‡	2,077,000	1,935,563
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.2257%, 11/27/48ž,‡	4,286,000	3,950,931
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	8,386,000	8,006,009
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.0459%, 7/15/37ž,‡	19,509,000	19,644,004
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2951%, 4/15/37ž,‡	21,212,000	21,291,845
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	20,831,000	21,459,173
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	28,398,753
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,460,352
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	4,134,000	3,774,328
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,511,762
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	18,764,000	18,750,698
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.3125%, 2/15/36ž,‡	14,912,300	14,909,213
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.1638%, 5/17/38ž,‡	3,303,322	3,299,506
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.4616%, 9/15/36ž,‡	15,945,000	15,877,861
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.1616%, 9/15/36ž,‡	16,692,000	16,635,635
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.1463%, 4/15/39ž,‡	14,200,375	14,119,956
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.3371%, 11/15/28ž,‡	18,578,211	18,532,164
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0861%, 11/15/28ž,‡	15,919,610	15,780,144
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8903%, 10/15/41ž,‡	27,154,000	27,256,458
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 8/15/39ž,‡	37,031,000	37,239,395

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9870%, 8/15/39ž,‡	$11,585,000	$11,638,563
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.2615%, 10/15/41ž,‡	29,782,657	29,961,155
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.7998%, 12/15/39ž,‡	17,376,720	17,380,194
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 6.1493%, 12/15/39ž,‡	12,005,000	11,997,380
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.1007%, 7/16/29ž,‡	24,841,746	24,935,237
BX Commercial Mortgage Trust 2024-VLT5 A, 5.4104%, 11/13/46ž,‡	30,552,000	30,350,841
BX Commercial Mortgage Trust 2024-VLT5 B, 5.8015%, 11/13/46ž,‡	7,887,000	7,883,199
BX Commercial Mortgage Trust 2024-VLT5 C, 6.1920%, 11/13/46ž,‡	4,221,000	4,248,998
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	3,994,607
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	23,882,000	23,957,601
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.0388%, 8/15/41ž,‡	17,061,000	17,158,088
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6879%, 8/15/41ž,‡	12,544,811	12,544,813
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.0590%, 1/22/35ž,‡	16,984,000	17,017,251
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.6290%, 1/22/35ž,‡	6,819,244	6,831,531
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.0374%, 7/20/37ž,‡	25,100,000	25,175,624
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.0171%, 9/15/38ž,‡	21,107,000	21,241,981
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,588,260	8,394,508
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	794,563
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,867,989	15,040,674
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,992,082	5,593,602
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,592,148	17,555,442
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,846,356	49,720,534
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.7688%, 2/25/50ž,‡	13,457,093	13,166,470
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.9948%, 10/26/37ž,‡	29,291,000	29,386,445
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.0275%, 7/17/37ž,‡	36,304,000	36,409,910
CIFC Funding Ltd 2018-3A A, CME Term SOFR 3 Month + 1.3616%, 5.9940%, 7/18/31ž,‡	8,961,621	8,974,041
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.4879%, 1/23/35ž,‡	5,524,216	5,550,663
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	2,849,359	2,836,866
CIM Trust 2021-NR4 A1, 5.8160%, 10/25/61ž,Ç	3,012,598	2,988,936
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	495,898	476,074
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.2381%, 6/17/41ž,‡	24,350,000	24,263,484
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.5688%, 11/25/41ž,‡	32,659,000	32,884,226
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.2188%, 12/25/41ž,‡	11,430,000	11,508,467
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.5688%, 1/27/42ž,‡	12,368,000	12,692,395
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.4688%, 4/25/42ž,‡	5,505,009	5,539,402
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.5688%, 4/25/42ž,‡	9,001,000	9,304,784
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 7.0601%, 9/25/42ž,‡	12,752,466	12,986,859
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.8601%, 5/25/43ž,‡	11,288,120	11,538,657
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.2688%, 7/27/43ž,‡	9,082,556	9,113,290
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.5101%, 9/25/43ž,‡	4,362,444	4,387,829
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/26/43ž,‡	8,329,393	8,371,177

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.6188%, 1/25/44ž,‡	$8,237,017	$8,245,331
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.7101%, 3/25/44ž,‡	5,440,693	5,441,572
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.6688%, 5/25/44ž,‡	7,584,937	7,584,926
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 7/25/44ž,‡	5,461,827	5,459,867
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	1,110,583	1,111,278
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	6,569,476	6,655,008
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	1,876,000	1,893,740
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	16,432,000	16,453,861
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,557,543	4,457,026
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	8,714,962	8,691,312
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,303,049
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,252,830
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	30,957,200
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	6,852,820	6,733,137
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,594,820	3,041,197
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,722,930	4,258,283
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,214,186
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.0124%, 7/20/37ž,‡	39,641,000	39,761,949
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,523,653	3,487,666
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.5915%, 7/15/38ž,‡	8,014,315	8,020,735
Fannie Mae REMICS, 3.0000%, 5/25/48	6,342,744	5,513,707
Fannie Mae REMICS, 3.0000%, 11/25/49	8,694,445	7,573,738
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	10,433,566	10,526,942
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	9,844,801	9,943,112
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	6,785,249	6,767,276
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	12,667,421	12,403,133
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	18,502,866	15,262,368
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	3,516,388	3,446,233
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 6.0688%, 10/25/41ž,‡	4,938,000	4,955,643
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.4188%, 11/25/41ž,‡	5,454,893	5,446,090
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.6688%, 9/25/41ž,‡	5,220,531	5,256,369
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.5188%, 12/25/41ž,‡	15,551,968	15,521,606
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.9188%, 12/25/41ž,‡	6,594,891	6,668,609
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.8688%, 2/25/42ž,‡	2,283,623	2,287,397
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA3 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 4/25/42ž,‡	2,583,583	2,611,261
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.6688%, 3/25/42ž,‡	4,344,756	4,374,877
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.8688%, 8/25/42ž,‡	4,625,736	4,723,052
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.6601%, 4/27/43ž,‡	4,965,077	5,039,930
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.5688%, 6/25/43ž,‡	1,006,882	1,010,561
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.4188%, 11/25/43ž,‡	8,085,048	8,132,845
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.9340%, 5/25/44ž,‡	12,393,683	12,405,758
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.5688%, 10/25/44ž,‡	5,672,167	5,670,129
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	5,263,000	4,732,990
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	19,447,721	16,500,571
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	19,612,175	19,511,457
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.6145%, 3/1/28ž,‡	7,709,000	7,730,416
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0883%, 5/15/41ž,‡	29,946,000	30,065,961

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.5879%, 1/23/35ž,‡	$5,360,143	$5,401,672
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,616,655
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	26,188,000	26,402,980
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,394,666
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	3,029,926	3,000,771
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	4,275,179	4,281,579
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9882%, 6/15/39ž,‡	19,813,000	19,873,071
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.8590%, 3/20/30ž,‡	1,388,587	1,389,496
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	4,967,670	4,937,706
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	4,246,507	4,309,022
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	6,407,000	6,308,736
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	35,829,000	35,871,522
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,583,533
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,371,670
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	24,931,886
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.2115%, 3/15/38ž,‡	21,139,407	20,879,088
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.6115%, 3/15/38ž,‡	12,199,198	12,029,297
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6923%, 5/15/39ž,‡	36,759,000	35,938,535
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 6.1910%, 5/15/39ž,‡	6,155,000	5,876,735
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	3,292,069	3,301,274
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	5,243,000	5,286,034
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.2473%, 10/16/37ž,‡	11,944,000	11,951,283
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.8690%, 4/20/32ž,‡	27,358,997	27,402,777
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.9924%, 7/20/37ž,‡	30,033,704	30,224,364
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	4,422,936	4,443,221
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	9,941,430	9,314,024
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	12,474,174	11,677,210
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	7,301,360	6,021,441
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	8,947,885	8,673,819
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	19,697,000	19,724,297
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.3124%, 4/15/38ž,‡	8,449,389	8,437,653
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.8624%, 4/15/38ž,‡	12,522,636	12,490,122
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.1391%, 3/15/39ž,‡	9,928,000	9,863,663
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	7,698,948
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	991,578	952,106
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	16,892,288	16,693,630
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,289,248
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.0384%, 3/15/41ž,‡	35,750,000	35,786,931
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	2,117,404	2,079,487
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	4,347,644	4,166,593
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž	14,440,412	14,469,031
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 6.4232%, 10/19/37ž,‡	17,357,000	17,374,878
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	12,474,294	12,029,978
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,713,226
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	13,609,901	12,690,980
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	10,576,601	9,023,568
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 6.3108%, 7/20/37ž,‡	7,550,000	7,560,279
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.7727%, 10/17/36ž,‡	24,995,203	25,052,537

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.2159%, 7/15/37ž,‡	$2,354,880	$2,358,206
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,511,991	3,790,336
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	11,939,254	9,670,273
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.6984%, 11/15/40ž,‡	6,074,509	6,133,276
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.8452%, 11/15/40ž,‡	4,126,381	4,147,112
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	7,278,508	7,269,197
PRP Advisors LLC 2021-9 A1, 5.3630%, 10/25/26ž,Ç	12,401,632	12,356,005
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	20,356,785	20,300,625
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	5,825,335	5,600,944
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.2159%, 1/25/33ž,‡	13,094,620	13,118,080
Rain City Mortgage Trust 2024-RTL1 A1, 6.5300%, 11/25/29ž,‡	11,000,000	10,989,080
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.0475%, 7/17/37ž,‡	33,718,254	33,825,488
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.5790%, 1/22/35ž,‡	5,891,224	5,938,521
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.0559%, 7/15/39ž,‡	20,435,353	20,499,890
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	24,650,956	25,386,331
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	13,484,019	13,789,724
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	9,109,205	9,060,550
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	10,344,675	10,349,567
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,450,022
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	4,699	4,699
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	2,334,315	2,333,960
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	1,954,278	1,966,812
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.9394%, 11/15/34ž,‡	27,937,000	27,968,396
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,915,406	1,648,383
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	778,686	673,208
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	24,810,000	24,962,738
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3980%, 1/15/39ž,‡	10,990,000	10,960,876
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.2424%, 11/15/38ž,‡	2,248,628	2,246,727
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	12,345,060	10,160,483
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	4,879,618
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	25,800,000	25,889,283
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	14,644,028	15,705,217
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	9,806,629	9,819,516
THL Credit Wind River CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.4216%, 6.0390%, 7/20/34ž,‡	7,594,000	7,608,484
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	23,414,873	24,462,419
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	11,859,614	11,075,483
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	17,832,000	17,416,733
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,512,349
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.4125%, 7/15/39ž,‡	8,418,000	8,008,978
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	10,074,095	10,086,442
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 5.6625%, 2/15/40ž,‡	3,699,864	3,688,788
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,616,075	3,210,869
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,345,983	7,953,068
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	1,942,783	1,901,650
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	8,740,279	8,126,283
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	6,125,775	6,164,254
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	9,561,446	9,632,983
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	12,303,017	12,290,531
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	34,072,074	34,253,358
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	13,090,290	13,264,076
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	22,449,037	22,543,417
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	17,475,745	17,307,686
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	27,583,194	27,244,158

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	$16,312,916	$16,242,999
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	13,829,000	13,828,833
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $2,823,795,287)		2,814,790,815
Bank Loans and Mezzanine Loans – 0.6%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.8288%, 8/4/31‡	29,838,560	29,925,688
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 10/23/28‡	23,282,647	23,345,278
Diversified Financial Services – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.7500%, 7.2727%, 10/16/31ƒ,‡	12,815,000	12,919,186
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.1070%, 9/30/31‡	15,006,000	15,092,284
Lightning Power LLC, CME Term SOFR 3 Month + 3.2500%, 7.7354%, 8/18/31‡	27,389,000	27,662,890
		42,755,174
Industrial – 0.1%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 6.6070%, 9/29/31‡	17,747,000	17,672,995
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0788%, 4/10/31‡	37,634,005	37,522,985
Total Bank Loans and Mezzanine Loans (cost $163,375,426)		164,141,306
Corporate Bonds – 11.1%
Banking – 2.7%
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	18,788,740
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	13,020,000	13,074,312
Bank of New York Mellon Corp/The, SOFR + 1.5980%, 6.3170%, 10/25/29‡	11,028,000	11,585,808
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	24,483,029
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	12,805,000	12,170,835
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,493,713
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,235,778
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	18,133,000	20,020,733
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	23,950,665
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,401,404
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	14,511,000	14,385,934
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	49,838,881
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	8,361,000	8,352,351
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	28,640,000	32,731,490
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	5,852,000	5,917,197
Goldman Sachs Group Inc, 3.5000%, 4/1/25	39,166,000	39,026,286
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	12,858,000	12,905,638
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	21,804,000	22,023,246
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	21,715,000	22,523,708
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	10,200,000	10,190,729
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	24,836,000	24,614,492
Morgan Stanley, 4.3500%, 9/8/26	14,618,000	14,505,222
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	11,537,000	11,058,574
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	2,164,000	2,086,882
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	20,429,000	20,486,504
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	14,045,000	13,996,502
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,104,117
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	18,166,389
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	23,763,017
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	24,826,949
Nordea Bank Abp, 5.3750%, 9/22/27ž	30,280,000	30,662,017
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	24,371,297
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	23,966,000	23,779,688
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	12,523,000	12,729,030
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	9,252,000	9,333,660
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	19,843,572
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	16,569,170
		696,997,559

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Basic Industry – 0.2%
Celanese US Holdings LLC, 6.8000%, 11/15/30	$22,993,000	$23,801,776
Celanese US Holdings LLC, 6.9500%, 11/15/33	22,403,000	23,249,303
		47,051,079
Brokerage – 0.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34	22,767,000	23,389,476
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	23,429,000	24,077,205
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	24,644,000	24,414,593
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	31,591,284
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	19,908,825
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	31,228,512
		154,609,895
Capital Goods – 0.7%
Berry Global Inc, 5.8000%, 6/15/31ž	32,563,000	33,144,228
Boeing Co/The, 6.2980%, 5/1/29	18,928,000	19,620,144
Boeing Co/The, 5.1500%, 5/1/30	19,729,000	19,452,450
Boeing Co/The, 6.3880%, 5/1/31	19,467,000	20,353,152
Boeing Co/The, 6.5280%, 5/1/34	18,746,000	19,638,469
Boeing Co/The, 7.0080%, 5/1/64	6,376,000	6,765,743
Regal Rexnord Corp, 6.0500%, 4/15/28	16,939,000	17,228,999
TransDigm Inc, 6.3750%, 3/1/29ž	5,971,000	5,984,266
TransDigm Inc, 6.6250%, 3/1/32ž	26,896,000	27,138,755
WESCO Distribution Inc, 6.3750%, 3/15/29ž	11,336,000	11,487,509
WESCO Distribution Inc, 6.6250%, 3/15/32ž	14,352,000	14,587,000
		195,400,715
Communications – 0.4%
AppLovin Corp, 5.3750%, 12/1/31	10,611,000	10,613,757
AppLovin Corp, 5.9500%, 12/1/54	6,403,000	6,306,630
AT&T Inc, 3.6500%, 9/15/59	2,171,000	1,437,996
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	45,850,000	47,193,466
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	15,287,000	12,162,935
T-Mobile USA Inc, 4.8500%, 1/15/29	14,640,000	14,557,602
		92,272,386
Consumer Cyclical – 0.8%
CBRE Services Inc, 5.9500%, 8/15/34	33,063,000	34,092,569
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	19,467,000	19,473,897
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	15,207,000	14,878,376
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	5,413,000	5,732,034
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	5,322,000	5,602,797
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,411,625
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	9,419,000	9,419,141
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,217,113
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	14,781,941
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	31,002,000	30,504,288
LKQ Corp, 5.7500%, 6/15/28	20,493,000	20,824,138
LKQ Corp, 6.2500%, 6/15/33	19,272,000	19,877,963
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	4,065,000	3,998,574
ZF North America Capital Inc, 6.7500%, 4/23/30ž	12,102,000	11,641,328
ZF North America Capital Inc, 6.8750%, 4/23/32ž	10,126,000	9,601,901
		213,057,685
Consumer Non-Cyclical – 1.2%
AbbVie Inc, 5.4000%, 3/15/54	8,659,000	8,334,773
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,496,261
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,751,340
CVS Health Corp, 5.7000%, 6/1/34	4,308,000	4,234,455
Diageo Capital PLC, 1.3750%, 9/29/25	11,362,000	11,099,268
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,166,848
HCA Inc, 5.3750%, 9/1/26	3,180,000	3,189,540
HCA Inc, 5.6250%, 9/1/28	9,208,000	9,330,361
HCA Inc, 5.8750%, 2/1/29	6,941,000	7,084,264
HCA Inc, 3.6250%, 3/15/32	10,927,000	9,630,736
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,074,736
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,796,039
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	11,496,280
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	16,249,782
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	22,277,216

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Pilgrim's Pride Corp, 6.2500%, 7/1/33	$22,981,000	$23,414,600
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,476,696
Solventum Corp, 5.4000%, 3/1/29ž	19,797,000	19,846,759
Solventum Corp, 5.4500%, 3/13/31ž	30,323,000	30,299,054
Solventum Corp, 5.6000%, 3/23/34ž	39,969,000	39,772,502
Solventum Corp, 6.0000%, 5/15/64ž	14,047,000	13,698,380
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	26,014,818
		314,734,708
Electric – 0.4%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	21,783,057
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	35,290,907
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	14,150,177
Exelon Corp, 5.4500%, 3/15/34	17,447,000	17,406,551
National Grid PLC, 5.8090%, 6/12/33	16,262,000	16,587,125
		105,217,817
Energy – 1.0%
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,057,262
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	5,254,000	5,408,007
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	12,956,893
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,643,903
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	13,803,905
DT Midstream Inc, 4.3750%, 6/15/31ž	15,063,000	13,743,801
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,562,407
DT Midstream Inc, 5.8000%, 12/15/34ž	18,097,000	18,224,386
Enbridge Inc, 6.0000%, 11/15/28	11,351,000	11,748,766
Energy Transfer LP, 5.5500%, 2/15/28	14,575,000	14,796,242
Energy Transfer Operating LP, 4.9500%, 6/15/28	626,000	624,895
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	10,816,908
Occidental Petroleum Corp, 5.2000%, 8/1/29	9,302,000	9,229,011
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,827,093
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,635,234
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,386,791
Occidental Petroleum Corp, 5.3750%, 1/1/32	21,392,000	20,946,001
Occidental Petroleum Corp, 5.5500%, 10/1/34	19,529,000	18,995,352
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	23,007,921
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,045,503
Viper Energy Partners LP, 7.3750%, 11/1/31ž	19,853,000	20,784,906
		271,245,187
Finance Companies – 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 10/15/27	10,114,000	10,046,487
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	12,977,000	12,691,370
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,627,474
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,550,171
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,690,008
		50,605,510
Government Sponsored – 0%
Electricite de France SA, 5.7000%, 5/23/28ž	8,972,000	9,111,528
Insurance – 1.5%
Aon North America Inc, 5.3000%, 3/1/31	22,096,000	22,186,390
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	45,152,169
Arthur J Gallagher & Co, 4.8500%, 12/15/29	3,520,000	3,503,851
Arthur J Gallagher & Co, 5.0000%, 2/15/32	3,263,000	3,220,499
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	10,845,536
Arthur J Gallagher & Co, 5.4500%, 7/15/34	19,427,000	19,534,553
Arthur J Gallagher & Co, 5.1500%, 2/15/35	8,158,000	7,953,682
Athene Global Funding, 2.7170%, 1/7/29ž	21,681,000	19,666,519
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	14,575,925
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,125,075
Centene Corp, 4.2500%, 12/15/27	53,971,000	52,281,913
Elevance Health Inc, 4.9500%, 11/1/31	23,823,000	23,428,283
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	12,726,459
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,478,641
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	11,700,286
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	32,475,629
Health Care Service Corp, 5.8750%, 6/15/54ž	13,584,000	13,149,142
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,227,203
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,295,743
Humana Inc, 5.7500%, 4/15/54	13,360,000	12,381,675

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Insurance – (continued)
UnitedHealth Group Inc, 4.9500%, 1/15/32	$32,617,000	$32,249,020
UnitedHealth Group Inc, 5.1500%, 7/15/34	13,111,000	12,936,046
		400,094,239
Professional Services – 0.1%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	22,531,552
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	33,827,000	33,968,718
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	18,209,445
		52,178,163
Technology – 1.0%
Analog Devices Inc, 2.9500%, 4/1/25	10,074,000	10,030,076
Broadcom Inc, 5.0500%, 7/12/29	22,005,000	22,088,616
Broadcom Inc, 4.3500%, 2/15/30	16,994,000	16,535,062
Broadcom Inc, 5.1500%, 11/15/31	13,982,000	14,072,530
Cadence Design Systems Inc, 4.3000%, 9/10/29	11,962,000	11,726,835
Cadence Design Systems Inc, 4.7000%, 9/10/34	14,339,000	13,747,245
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,160,708
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	17,861,061
CoStar Group Inc, 2.8000%, 7/15/30ž	12,054,000	10,525,972
Fiserv Inc, 4.7500%, 3/15/30	8,443,000	8,340,202
Fiserv Inc, 5.1500%, 8/12/34	33,417,000	32,652,780
Intel Corp, 2.4500%, 11/15/29	6,546,000	5,745,208
Intel Corp, 5.1250%, 2/10/30	8,705,000	8,628,391
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	12,689,209
Marvell Technology Inc, 4.8750%, 6/22/28	14,717,000	14,633,590
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,269,137
MSCI Inc, 3.6250%, 9/1/30ž	25,762,000	23,451,914
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	19,749,239
Trimble Inc, 4.9000%, 6/15/28	7,533,000	7,526,380
		260,434,155
Transportation – 0.1%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,187,665
Total Corporate Bonds (cost $2,924,434,432)		2,899,729,843
Mortgage-Backed Securities – 9.0%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	9,216,602	7,819,817
3.5000%, TBA, 30 Year Maturity	49,093,837	43,406,512
5.0000%, TBA, 30 Year Maturity	68,527,291	66,103,412
6.0000%, TBA, 30 Year Maturity	10,617,091	10,667,204
		127,996,945
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	19,148	19,620
BO3223, 3.0000%, 10/1/34	882,372	830,511
BO4725, 2.5000%, 11/1/34	657,332	602,457
BO7717, 3.0000%, 11/1/34	410,695	386,593
BO5957, 3.0000%, 12/1/34	385,847	363,212
FS3713, 2.5000%, 12/1/36	28,956,969	26,572,822
995757, 6.0000%, 2/1/37	159,238	165,514
AL6997, 4.5000%, 11/1/42	924,159	894,531
AB7563, 3.0000%, 1/1/43	577,531	511,333
MA1363, 3.0000%, 2/1/43	130,199	115,079
AT2957, 3.0000%, 5/1/43	1,303,645	1,151,619
AL5942, 5.0000%, 7/1/44	99,299	98,008
AL5887, 4.5000%, 10/1/44	2,207,682	2,127,268
AL6542, 4.5000%, 3/1/45	3,576,035	3,445,779
AL6842, 4.0000%, 5/1/45	618,558	577,876
AL7381, 4.5000%, 6/1/45	1,821,175	1,760,012
BM3912, 3.0000%, 3/1/47	4,229,627	3,697,756
CA0108, 3.5000%, 8/1/47	717,005	651,975
BH1902, 3.5000%, 12/1/47	266,952	242,741
BM3282, 3.5000%, 12/1/47	215,583	196,030
BJ4559, 3.5000%, 1/1/48	2,101,697	1,897,663
BJ4566, 4.0000%, 1/1/48	7,217,913	6,739,069
BJ4567, 4.0000%, 1/1/48	2,774,182	2,584,526
CA4646, 3.0000%, 2/1/48	2,681,204	2,354,839
BJ5170, 3.5000%, 3/1/48	361,789	327,988
BK1964, 4.0000%, 3/1/48	2,192,148	2,043,116
BK3211, 4.5000%, 3/1/48	87,586	83,582
BJ9181, 5.0000%, 5/1/48	2,173,523	2,134,147

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
BN0012, 4.5000%, 8/1/48	$48,156	$45,955
MA3521, 4.0000%, 11/1/48	5,099,982	4,729,570
BN3899, 4.0000%, 12/1/48	767,230	711,506
FM3664, 4.0000%, 3/1/49	2,464,457	2,285,463
CA3683, 4.5000%, 6/1/49	295,254	281,487
BJ8459, 3.0000%, 8/1/49	2,953,728	2,512,358
BO4113, 3.0000%, 8/1/49	1,391,877	1,183,892
CA4035, 4.5000%, 8/1/49	457,218	435,898
MA3774, 3.0000%, 9/1/49	9,820,248	8,454,703
BO2983, 3.0000%, 9/1/49	583,558	509,882
MA3908, 4.5000%, 1/1/50	644,638	614,699
CA5327, 2.5000%, 3/1/50	2,386,773	1,948,963
CA5573, 4.0000%, 4/1/50	1,931,576	1,785,209
MA4079, 3.0000%, 7/1/50	8,393,793	7,209,673
BM7069, 4.5000%, 7/1/50	14,181,217	13,179,951
CA6635, 2.5000%, 8/1/50	47,674,023	39,705,463
BK2913, 2.5000%, 8/1/50	1,770,333	1,477,286
FM5076, 4.0000%, 8/1/50	1,722,084	1,591,592
FS2713, 4.5000%, 10/1/50	10,649,129	10,162,322
FS2546, 4.0000%, 3/1/51	411,158	381,295
MA4378, 2.0000%, 7/1/51	57,129,413	44,666,364
FS0359, 2.5000%, 1/1/52	12,408,599	10,273,015
CB2681, 3.5000%, 1/1/52	2,389,284	2,148,782
FS0662, 2.5000%, 2/1/52	59,056,623	48,856,085
FS5130, 2.5000%, 2/1/52	53,798,397	44,432,000
CB2750, 2.5000%, 2/1/52	26,761,442	21,962,842
CB2891, 3.0000%, 2/1/52	36,226,282	31,030,110
BV2802, 3.0000%, 2/1/52	5,056,036	4,328,824
CB2907, 3.5000%, 2/1/52	6,217,548	5,591,219
CB3043, 2.5000%, 3/1/52	24,593,135	20,345,293
FS1081, 2.5000%, 3/1/52	24,319,823	20,087,229
FS5988, 2.5000%, 3/1/52	22,385,129	18,453,155
CB3042, 2.5000%, 3/1/52	9,119,872	7,545,342
BT2256, 2.5000%, 3/1/52	2,161,764	1,785,533
BV2965, 2.5000%, 3/1/52	1,860,446	1,536,656
BV5152, 2.5000%, 3/1/52	1,668,196	1,380,058
BV2962, 2.5000%, 3/1/52	729,478	602,987
BV4144, 3.0000%, 3/1/52	11,180,661	9,616,984
CB3123, 3.5000%, 3/1/52	41,103,196	36,918,334
FS1184, 3.5000%, 3/1/52	3,936,290	3,539,438
CB3240, 3.0000%, 4/1/52	17,863,621	15,340,739
BV5379, 3.0000%, 4/1/52	9,778,098	8,428,334
BV5380, 3.0000%, 4/1/52	8,341,492	7,173,950
BV5394, 3.5000%, 4/1/52	8,020,919	7,198,964
FS1869, 3.5000%, 4/1/52	6,040,763	5,425,731
BV5393, 3.5000%, 4/1/52	4,366,483	3,923,218
BV8485, 3.5000%, 4/1/52	2,660,073	2,387,478
BV4203, 3.5000%, 4/1/52	1,478,138	1,328,194
BV8484, 3.5000%, 4/1/52	1,455,068	1,307,356
BV7632, 4.5000%, 4/1/52	1,411,933	1,330,763
BV6879, 4.5000%, 4/1/52	1,195,093	1,126,388
BV7132, 4.5000%, 4/1/52	685,049	645,560
BW0081, 4.5000%, 4/1/52	622,406	586,528
BW0072, 4.5000%, 4/1/52	543,728	512,385
BV7131, 4.5000%, 4/1/52	350,156	329,992
FS6926, 2.5000%, 5/1/52	62,002,614	50,418,995
BV8544, 3.5000%, 5/1/52	4,424,523	3,970,784
FS3377, 4.0000%, 5/1/52	8,759,767	8,123,546
BW0343, 4.5000%, 5/1/52	1,896,873	1,787,530
FS9074, 3.0000%, 6/1/52	49,310,670	42,199,764
FS5668, 3.0000%, 6/1/52	12,897,637	11,037,717
FS3160, 3.0000%, 6/1/52	4,931,223	4,220,818
CB3837, 3.5000%, 6/1/52	25,998,837	23,345,767
FS2144, 3.5000%, 6/1/52	14,867,579	13,365,200
FS5491, 3.0000%, 7/1/52	21,310,458	18,240,414
FS5339, 3.0000%, 7/1/52	12,515,887	10,714,268
CB4076, 3.5000%, 7/1/52	3,817,371	3,427,825
CB4329, 3.5000%, 7/1/52	1,302,940	1,171,177
BW0972, 4.5000%, 7/1/52	6,786,709	6,412,174

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB4320, 3.5000%, 8/1/52	$2,636,512	$2,367,263
BW7369, 5.0000%, 10/1/52	5,914,800	5,760,735
BW1288, 5.0000%, 10/1/52	2,637,897	2,567,479
BT8021, 5.0000%, 1/1/53	2,423,976	2,359,667
BX5759, 5.0000%, 1/1/53	816,958	794,896
BX5969, 5.0000%, 2/1/53	993,311	965,693
BX8071, 5.0000%, 3/1/53	596,745	579,572
BX7860, 5.5000%, 3/1/53	361,021	360,322
BX9351, 5.0000%, 4/1/53	1,157,047	1,123,748
BY0782, 5.5000%, 4/1/53	183,104	182,725
BY1920, 5.0000%, 5/1/53	590,977	573,969
BY1896, 5.5000%, 5/1/53	337,296	336,575
BY0866, 5.5000%, 5/1/53	174,846	174,472
BY3263, 5.0000%, 6/1/53	1,169,895	1,136,227
BY2783, 5.0000%, 6/1/53	715,064	694,486
FS5292, 5.5000%, 6/1/53	30,030,740	30,023,353
BY4284, 5.5000%, 6/1/53	482,187	482,217
CB6686, 4.5000%, 7/1/53	3,515,696	3,343,823
FS9027, 5.5000%, 7/1/53	60,811,358	60,643,732
BY6374, 5.5000%, 7/1/53	1,384,801	1,381,652
BY7004, 5.5000%, 7/1/53	743,579	743,564
BY6690, 5.0000%, 8/1/53	707,874	688,192
CB7112, 5.5000%, 9/1/53	23,203,468	23,178,958
CB7430, 5.5000%, 11/1/53	6,878,878	6,911,455
FS8037, 6.0000%, 1/1/54	7,105,106	7,302,084
CB8221, 5.5000%, 3/1/54	40,438,111	40,147,506
CB8134, 5.5000%, 3/1/54	12,571,383	12,622,687
FS7607, 6.0000%, 3/1/54	6,156,232	6,307,234
FS7643, 6.0000%, 4/1/54	14,804,997	15,135,984
CB8543, 6.0000%, 5/1/54	37,913,255	38,574,927
CB8818, 5.0000%, 7/1/54	11,021,740	10,666,021
FS9246, 5.5000%, 10/1/54	7,246,549	7,220,463
FS9408, 5.5000%, 10/1/54	7,121,623	7,060,935
CB9612, 5.5000%, 12/1/54	27,464,015	27,280,834
BF0130, 3.5000%, 8/1/56	9,224,039	8,127,521
BF0167, 3.0000%, 2/1/57	9,283,031	7,764,099
BF0189, 3.0000%, 6/1/57	171,901	143,846
BF0619, 2.5000%, 3/1/62	55,653,598	43,906,182
BF0598, 2.5000%, 3/1/62	18,239,245	14,688,019
		1,146,687,759
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,417,204	1,315,896
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	7,195,998	6,918,168
ZK8962, 3.0000%, 9/1/32	1,902,952	1,809,032
ZK9009, 3.0000%, 10/1/32	915,785	869,291
ZK9085, 3.0000%, 12/1/32	574,011	546,331
ZK9163, 3.0000%, 1/1/33	1,202,145	1,141,750
SB0040, 2.5000%, 12/1/33	7,942,484	7,493,269
QN0786, 3.0000%, 10/1/34	2,144,199	2,018,379
QN0783, 3.0000%, 10/1/34	1,037,528	976,547
SB0116, 2.5000%, 11/1/34	2,527,936	2,316,902
QN0951, 2.5000%, 11/1/34	682,405	625,437
SB0866, 2.5000%, 6/1/37	22,091,353	20,133,840
ZS3695, 6.0000%, 4/1/40	2,373,588	2,467,051
ZT1145, 4.5000%, 5/1/44	706,573	682,844
ZT1167, 4.0000%, 4/1/45	18,139	16,942
ZT1257, 3.0000%, 1/1/46	397,919	352,263
ZM1434, 3.5000%, 7/1/46	1,655,381	1,499,832
ZT1633, 4.0000%, 3/1/47	830,606	775,433
ZT0534, 3.5000%, 12/1/47	5,163,799	4,657,573
ZM5707, 3.5000%, 2/1/48	1,844,293	1,660,940
ZM5945, 4.0000%, 3/1/48	1,924,439	1,793,607
ZM5865, 4.5000%, 3/1/48	80,676	76,988
ZM6276, 4.0000%, 4/1/48	1,957,337	1,820,116
ZM6220, 4.0000%, 4/1/48	1,840,925	1,707,219
ZM6427, 4.0000%, 5/1/48	3,373,823	3,128,782
ZM7182, 4.5000%, 7/1/48	584,136	557,433
ZM7926, 5.0000%, 9/1/48	106,667	104,454

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZT1320, 4.0000%, 11/1/48	$457,234	$424,025
SI2017, 4.0000%, 12/1/48	5,579,817	5,174,511
ZN2165, 4.5000%, 12/1/48	1,714,268	1,644,147
ZA7158, 4.5000%, 6/1/49	402,578	382,516
RA1087, 4.5000%, 7/1/49	3,110,446	2,955,436
RA1088, 4.5000%, 7/1/49	514,081	490,109
QA2159, 3.0000%, 8/1/49	785,446	668,079
RA1188, 4.5000%, 8/1/49	2,817,137	2,676,745
QA4936, 3.0000%, 12/1/49	1,009,863	869,438
QA5622, 3.0000%, 12/1/49	784,968	675,815
RA1999, 4.5000%, 1/1/50	1,924,058	1,828,172
SD8040, 4.5000%, 1/1/50	506,741	483,207
QA8274, 3.5000%, 3/1/50	578,426	513,888
SD1551, 4.0000%, 3/1/50	5,537,103	5,134,943
SE9056, 4.5000%, 3/1/50	6,537,615	5,934,545
QB1708, 2.5000%, 8/1/50	983,428	820,943
QB2976, 2.5000%, 8/1/50	397,046	331,322
QB3353, 2.5000%, 9/1/50	1,750,871	1,460,503
SD1143, 4.5000%, 9/1/50	16,054,125	15,320,237
RA5285, 2.5000%, 5/1/51	38,207,069	31,450,852
SD1137, 2.5000%, 6/1/51	14,786,930	12,287,859
QC5848, 2.5000%, 8/1/51	43,824,960	36,048,166
RA5906, 2.5000%, 9/1/51	35,768,096	29,527,465
SD0688, 2.5000%, 10/1/51	38,507,512	31,755,554
SD7548, 2.5000%, 11/1/51	13,161,278	10,916,539
QD6087, 2.5000%, 1/1/52	3,723,288	3,084,384
QD4842, 2.5000%, 1/1/52	2,410,726	1,996,307
QD7069, 2.5000%, 2/1/52	5,778,477	4,780,392
QD9513, 2.5000%, 2/1/52	3,722,634	3,059,026
QD6554, 3.0000%, 2/1/52	3,203,059	2,755,454
QD6555, 3.0000%, 2/1/52	2,100,100	1,810,675
SD0931, 2.5000%, 3/1/52	28,948,562	23,836,801
QD8288, 2.5000%, 3/1/52	925,086	764,085
QD9182, 3.0000%, 3/1/52	3,091,677	2,665,251
QE0318, 4.5000%, 3/1/52	293,861	276,968
QE0354, 3.5000%, 4/1/52	3,067,333	2,753,004
QE1072, 3.5000%, 4/1/52	3,052,804	2,739,964
SD0943, 3.5000%, 4/1/52	2,520,724	2,266,992
QE1073, 3.5000%, 4/1/52	864,640	776,866
QD9191, 3.5000%, 4/1/52	855,115	768,375
SD8212, 2.5000%, 5/1/52	13,445,239	10,974,001
SD3493, 2.5000%, 5/1/52	12,212,924	10,079,063
SD7023, 3.0000%, 6/1/52	16,784,982	14,360,511
SD1840, 3.0000%, 6/1/52	11,992,661	10,264,965
SD1150, 3.5000%, 6/1/52	5,003,050	4,499,064
QF0488, 5.5000%, 9/1/52	7,075,161	7,050,430
QF2386, 5.0000%, 10/1/52	11,720,644	11,400,616
QF2145, 5.0000%, 10/1/52	364,069	354,128
QF2437, 5.5000%, 10/1/52	399,742	400,947
QF7813, 5.0000%, 1/1/53	471,517	458,932
QF6841, 5.0000%, 1/1/53	410,387	399,005
QF8398, 5.0000%, 3/1/53	1,726,798	1,677,103
QF9871, 5.0000%, 3/1/53	1,650,220	1,602,729
QG1442, 5.0000%, 4/1/53	2,007,908	1,945,931
QG2380, 5.0000%, 5/1/53	5,705,424	5,541,230
QG3598, 5.0000%, 5/1/53	3,263,636	3,169,713
QG3742, 5.0000%, 5/1/53	454,188	441,118
SD2897, 5.5000%, 5/1/53	4,969,464	4,934,062
QG2543, 5.5000%, 5/1/53	750,408	748,803
QG4742, 5.0000%, 6/1/53	2,240,231	2,162,212
QG5161, 5.0000%, 6/1/53	2,094,055	2,020,782
QG5055, 5.0000%, 6/1/53	1,790,434	1,728,080
QG3917, 5.0000%, 6/1/53	1,382,017	1,342,245
QG4676, 5.0000%, 6/1/53	850,125	820,379
QG4840, 5.5000%, 6/1/53	2,162,870	2,136,557
QG4679, 5.5000%, 6/1/53	1,775,139	1,753,217
QG3912, 5.5000%, 6/1/53	1,719,572	1,715,894
QG5487, 5.5000%, 6/1/53	1,682,545	1,662,076
QG4741, 5.5000%, 6/1/53	1,382,651	1,365,514

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QG6693, 5.5000%, 7/1/53	$6,207,573	$6,193,457
QG5660, 5.5000%, 7/1/53	4,075,585	4,025,253
QG7441, 5.5000%, 7/1/53	3,582,780	3,574,633
SD4294, 5.5000%, 9/1/53	4,884,783	4,905,808
RA9851, 6.0000%, 9/1/53	38,484,899	39,153,760
SD4009, 6.0000%, 9/1/53	12,191,212	12,490,241
SD4668, 6.0000%, 10/1/53	20,994,545	21,228,181
SD4247, 6.5000%, 11/1/53	15,749,793	16,336,036
SD5067, 5.5000%, 3/1/54	6,735,404	6,722,037
QI2699, 5.5000%, 4/1/54	3,386,154	3,402,451
RJ1341, 6.0000%, 4/1/54	27,966,827	28,454,911
RJ1505, 5.0000%, 5/1/54	1,165,435	1,127,822
RJ2663, 5.0000%, 10/1/54	9,748,210	9,433,593
RJ3021, 5.5000%, 12/1/54	43,207,029	42,636,179
		626,953,652
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	72,800,133	60,780,176
3.5000%, TBA, 30 Year Maturity	98,258,806	87,846,222
4.0000%, TBA, 30 Year Maturity	47,949,459	44,151,958
4.5000%, TBA, 30 Year Maturity	23,627,806	22,338,531
5.0000%, TBA, 30 Year Maturity	18,848,683	18,277,945
		233,394,832
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	42,277	43,781
784059, 4.0000%, 1/15/45	7,770,416	7,340,581
784182, 4.5000%, 8/15/46	10,017,598	9,599,178
BB4357, 4.0000%, 7/15/47	1,722,591	1,598,602
BC7161, 4.0000%, 8/15/47	231,296	215,714
BD7109, 4.0000%, 11/15/47	264,202	245,185
BD7135, 4.0000%, 12/15/47	721,514	669,581
		19,712,622
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	28,963,040	25,463,441
BB9817, 4.0000%, 8/20/47	1,012,899	944,307
BB9814, 4.0000%, 8/20/47	157,086	146,448
BB9835, 4.0000%, 8/20/47	147,048	137,090
MA5021, 4.5000%, 2/20/48	973,509	933,230
BH3673, 4.5000%, 5/20/48	1,536,791	1,472,138
BH3672, 4.5000%, 5/20/48	289,669	277,280
MA5264, 4.0000%, 6/20/48	7,663,742	7,125,026
MA5400, 5.0000%, 8/20/48	2,833,331	2,781,198
MA5930, 3.5000%, 5/20/49	38,374,677	34,586,258
MA7255, 2.5000%, 3/20/51	36,728,307	30,743,627
MA7313, 3.0000%, 4/20/51	25,178,916	21,901,291
MA7473, 3.0000%, 7/20/51	20,314,165	17,660,378
MA7535, 3.0000%, 8/20/51	46,029,579	40,009,285
785843, 2.5000%, 1/20/52	27,268,176	22,201,365
		206,382,362
Total Mortgage-Backed Securities (cost $2,464,282,655)		2,362,444,068
United States Treasury Notes/Bonds – 4.0%
4.1250%, 11/30/29	299,316,300	295,915,705
4.1250%, 11/30/31	61,139,800	59,834,452
4.2500%, 11/15/34	257,305,000	250,598,754
4.6250%, 11/15/44	236,356,000	229,173,113
4.2500%, 8/15/54	238,980,100	218,236,823
Total United States Treasury Notes/Bonds (cost $1,080,586,698)		1,053,758,847
Common Stocks – 62.9%
Aerospace & Defense – 1.0%
General Electric Co	1,031,628	172,065,234
Howmet Aerospace Inc	821,832	89,883,766
		261,949,000
Banks – 1.1%
JPMorgan Chase & Co	1,233,830	295,761,389
Beverages – 0.9%
Constellation Brands Inc - Class A	510,385	112,795,085
Monster Beverage Corp*	2,536,054	133,294,998
		246,090,083
Biotechnology – 1.4%
AbbVie Inc	862,774	153,314,940

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Biotechnology – (continued)
Amgen Inc	378,206	$98,575,612
Vertex Pharmaceuticals Inc*	319,488	128,657,817
		380,548,369
Building Products – 0.6%
Trane Technologies PLC	421,126	155,542,888
Capital Markets – 2.6%
Charles Schwab Corp	760,855	56,310,879
CME Group Inc	676,539	157,112,652
Goldman Sachs Group Inc	149,533	85,625,586
Intercontinental Exchange Inc	622,294	92,728,029
Moody's Corp	168,176	79,609,473
Morgan Stanley	1,581,835	198,868,296
		670,254,915
Chemicals – 0.3%
Corteva Inc	1,376,791	78,422,015
Communications Equipment – 0.4%
Motorola Solutions Inc	244,586	113,054,987
Consumer Finance – 1.6%
American Express Co	1,438,854	427,037,479
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	1,155,327	608,360,538
Electric Utilities – 0.7%
American Electric Power Co Inc	915,511	84,437,580
Xcel Energy Inc	1,372,356	92,661,477
		177,099,057
Electrical Equipment – 0.5%
Eaton Corp PLC	415,633	137,936,124
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp	1,538,830	106,871,744
Entertainment – 1.6%
Netflix Inc*	255,724	227,931,916
Walt Disney Co	1,647,809	183,483,532
		411,415,448
Food & Staples Retailing – 1.1%
Costco Wholesale Corp	157,892	144,671,703
Sysco Corp	1,741,543	133,158,378
		277,830,081
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	1,069,041	120,919,227
Stryker Corp	433,299	156,009,305
		276,928,532
Health Care Providers & Services – 2.0%
HCA Healthcare Inc	473,582	142,145,637
UnitedHealth Group Inc	732,857	370,723,042
		512,868,679
Hotels, Restaurants & Leisure – 3.4%
Booking Holdings Inc	59,657	296,401,032
Chipotle Mexican Grill Inc*	1,913,444	115,380,673
Hilton Worldwide Holdings Inc	656,823	162,340,373
Las Vegas Sands Corp	1,395,733	71,684,847
McDonald's Corp	543,049	157,424,475
Royal Caribbean Cruises Ltd	383,828	88,545,281
		891,776,681
Independent Power and Renewable Electricity Producers – 0%
Vistra Corp	91,673	12,638,957
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Prologis Inc	665,073	70,298,216
Information Technology Services – 0.8%
Accenture PLC	585,404	205,939,273
Insurance – 2.0%
Marsh & McLennan Cos Inc	576,131	122,375,986
Progressive Corp/The	1,685,043	403,753,153
		526,129,139
Interactive Media & Services – 5.0%
Alphabet Inc - Class C	3,943,333	750,968,336
Meta Platforms Inc - Class A	967,684	566,588,659
		1,317,556,995

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.8%
Danaher Corp	389,459	$89,400,314
Thermo Fisher Scientific Inc	218,948	113,903,318
		203,303,632
Machinery – 0.5%
Deere & Co	312,630	132,461,331
Multiline Retail – 3.1%
Amazon.com Inc*	3,745,269	821,674,566
Multi-Utilities – 0.6%
Sempra Energy	1,119,052	98,163,242
WEC Energy Group Inc	587,406	55,239,660
		153,402,902
Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp	1,352,936	195,959,250
ConocoPhillips	1,368,179	135,682,312
		331,641,562
Pharmaceuticals – 2.2%
Eli Lilly & Co	417,505	322,313,860
Johnson & Johnson	1,225,317	177,205,344
Zoetis Inc	422,647	68,861,876
		568,381,080
Professional Services – 0.7%
Automatic Data Processing Inc	673,654	197,198,735
Road & Rail – 0.4%
Uber Technologies Inc*	1,614,419	97,381,754
Semiconductor & Semiconductor Equipment – 8.1%
Broadcom Inc	1,775,674	411,672,260
KLA Corp	238,700	150,409,644
Lam Research Corp	1,791,589	129,406,474
NVIDIA Corp	10,631,380	1,427,688,020
		2,119,176,398
Software – 7.8%
Adobe Inc*	199,211	88,585,147
Cadence Design Systems Inc*	309,722	93,059,072
Intuit Inc	224,660	141,198,810
Microsoft Corp	3,363,645	1,417,776,368
Oracle Corp	1,057,742	176,262,127
ServiceNow Inc*	123,344	130,759,441
		2,047,640,965
Specialized Real Estate Investment Trusts (REITs) – 0.3%
Equinix Inc	75,516	71,203,281
Specialty Retail – 1.5%
Home Depot Inc	511,790	199,081,192
TJX Cos Inc	1,503,921	181,688,696
		380,769,888
Technology Hardware, Storage & Peripherals – 4.0%
Apple Inc	4,203,195	1,052,564,092
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	1,744,778	132,027,351
Total Common Stocks (cost $7,553,498,727)		16,471,138,126
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $677,930,431)	677,831,367	677,966,934
Total Investments (total cost $17,687,903,656) – 100.9%		26,443,969,939
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(237,237,830)
Net Assets – 100%		$26,206,732,109

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$26,259,760,596	99.3%
Canada	35,770,535	0.1
Finland	30,662,017	0.1
United Kingdom	27,686,393	0.1
Australia	24,826,949	0.1
Ireland	22,737,857	0.1
France	21,282,363	0.1
Germany	21,243,229	0.1
Total	$26,443,969,939	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$768,662,296	$816,824,628	$(907,519,990)	$(10,026)	$10,026	$677,966,934	677,831,367	$7,556,211

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	8,968	4/3/25	$1,843,904,884	$(633,022)
5 Year US Treasury Note	18,810	4/3/25	1,999,591,181	(16,369,670)
Ultra Long Term US Treasury Bond	1,893	3/31/25	225,089,531	(6,416,626)
US Treasury Long Bond	6,852	3/31/25	780,057,375	(31,525,881)
Total - Futures Long				(54,945,199)
Futures Short:
10 Year US Treasury Note	12	3/31/25	(1,305,000)	12,937
Ultra 10-Year Treasury Note	5,039	3/31/25	(560,903,688)	13,976,263
Total - Futures Short				13,989,200
Total				$(40,955,999)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Futures contracts:
Average notional amount of contracts - long	$4,262,301,308
Average notional amount of contracts - short	553,567,176

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2024 is $3,570,170,728, which represents 13.6% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of December 31, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§	Schedule of Restricted Securities (as of December 31, 2024)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$4,806,258	$4,713,226	0.0%
The Fund has registration rights for certain restricted securities held as of December 31, 2024. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$2,814,790,815	$-
Bank Loans and Mezzanine Loans	-	164,141,306	-
Corporate Bonds	-	2,899,729,843	-
Mortgage-Backed Securities	-	2,362,444,068	-
United States Treasury Notes/Bonds	-	1,053,758,847	-
Common Stocks	16,471,138,126	-	-
Investment Companies	-	677,966,934	-
Total Investments in Securities	$16,471,138,126	$9,972,831,813	$-
Other Financial Instruments(a):
Futures Contracts	13,989,200	-	-
Total Assets	$16,485,127,326	$9,972,831,813	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$54,945,199	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70212 02-25